                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-09897
                      ------------------------------------
                      (Investment Company Act file number)

                           EQUITY SECURITIES TRUST I
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

              c/o The Bank of New York
                 101 Barclay Street
                 New York, New York                      10286
      ----------------------------------------         ----------
      (Address of principal executive offices)         (Zip code)

                                Ms. Betty Cocozza
                              The Bank of New York
                               101 Barclay Street
                            New York, New York 10286
                     --------------------------------------
                     (Name and address of agent for service)

                                  212-815-2909
              ----------------------------------------------------
              (Registrant's telephone number, including area code)

                                December 31, 2004
                            -------------------------
                            (Date of fiscal year end)

                                  June 30, 2004
                           -------------------------
                           (Date of reporting period)

ITEM 1. REPORT TO STOCKHOLDERS

                            EQUITY SECURITIES TRUST I

                                SEMIANNUAL REPORT
                                  June 30, 2004

EQUITY SECURITIES TRUST I

SEMIANNUAL REPORT
JUNE 30, 2004

TRUSTEES
      Donald J. Puglisi, Managing Trustee
      William R. Latham III
      James B. O'Neill

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND PAYING AGENT
      The Bank of New York
      101 Barclay Street
      New York, New York 10286

SUMMARY INFORMATION

Equity Securities Trust I (the "Trust") is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the Trust. On October 23, 2001, the Trust sold 26,918,195 Equity Trust Securities to the public at a price of $36.05 each. With part of the net proceeds received from the sale of the Equity Trust Securities, the Trust purchased a portfolio of U.S. Treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Cablevision NY Group Class A Common Stock ("Class A Stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "Sellers."

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A Stock, while also giving them the chance to share in the increased value of Class A Stock if its price goes up. Cablevision does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the Trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of Class A Stock is below that price when the Trust terminates on or shortly after November 15, 2004 (which is referred to below as the "Exchange Date"), but they will receive only part of the increased value if the price of the Class A Stock goes up, and then only if the price is above $43.981 per share shortly before the Exchange Date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.5858 on each February 15, May 15, August 15 and November 15, ending on November 15, 2004. Those payments are made from maturing U.S. Treasury securities that the Trust acquired when it issued the Equity Trust Securities.

On the Exchange Date, holders of the Equity Trust Securities will receive between 0.8197 and 1.0 shares of Class A Stock for each Equity Trust Security owned. If, shortly before the Exchange Date, the price of the Class A Stock is more than $43.981 per share, holders will receive 0.8197 shares of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A Stock is more than $36.05 per share but less than or equal to $43.981 per share, holders will receive Class A Stock worth $36.05, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A Stock is $36.05 per share or less, holders will receive one share of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the Trust, the Sellers have the option to deliver cash to the Trust instead of shares of Class A Stock. If the Sellers decide to deliver cash, holders will receive the cash value of the Class A Stock they would have received under the Sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A Stock on the exchange date. If a Seller defaults under its prepaid forward contract with the Trust, the obligations of the Sellers under their contracts will be accelerated and the Trust will immediately distribute to holders the Class A Stock or cash received by the Trust under the prepaid forward contracts plus the proceeds from the sale of the U.S. Treasury securities then held by the Trust.

The Sellers may elect to deliver cash instead of the Class A Stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The Sellers may extend the Exchange Date under their prepaid forward contracts to February 15, 2005, but only in connection with a rollover offering. If the Sellers extend the Exchange Date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.5858 per quarter for the period beginning on November 15, 2004 and ending on the extended Exchange Date. If the Sellers complete a rollover offering and have extended the Exchange Date, the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended Exchange Date. If the Sellers have elected to extend the Exchange Date to February 15, 2005, the Sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the Exchange Date to between November 15, 2004 and February 15, 2005, in which case the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated Exchange Date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the Trust's prospectus dated October 17, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

EQUITY SECURITIES TRUST I

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

(UNAUDITED)

ASSETS

   Investments, at value (cost $787,718,890)                                                     $      559,427,974
   Cash                                                                                                      11,887
   Prepaid expenses                                                                                          27,046
                                                                                                 ------------------

              TOTAL ASSETS                                                                       $      559,466,907
                                                                                                 ------------------

LIABILITIES

   Unearned expense reimbursement                                                                            27,046
                                                                                                 ------------------

              TOTAL LIABILITIES                                                                              27,046
                                                                                                 ------------------
              NET ASSETS                                                                         $      559,439,861
                                                                                                 ==================
COMPOSITION OF NET ASSETS

   Equity Trust Securities
      26,918,196 shares issued and outstanding (Note 9)                                          $      787,730,777
   Unrealized depreciation of investments                                                              (228,290,916)
                                                                                                 ------------------

              NET ASSETS                                                                         $      559,439,861
                                                                                                 ==================

              NET ASSET VALUE PER SHARE ($559,439,861/26,918,196 shares outstanding)             $            20.78
                                                                                                 ==================

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

SCHEDULE OF INVESTMENTS
JUNE 30, 2004

(UNAUDITED)

                                                       PAR            MATURITY                          MARKET
SECURITIES DESCRIPTION                                VALUE             DATE          COST              VALUE

UNITED STATES GOVERNMENT SECURITIES

United States Treasury STRIPS                    $     15,770,000     08/15/04   $     15,707,437  $     15,747,449
United States Treasury STRIPS                          15,770,000     11/15/04         15,567,193        15,680,111
                                                 ----------------                ----------------  ----------------
                                                 $     31,540,000                      31,274,630        31,427,560
                                                 ================

FORWARD PURCHASE CONTRACT:
      26,918,195 shares of Cablevision NY
           Group Class A Common Stock                                                 756,444,260       528,000,414
                                                                                 ----------------  ----------------
              Total                                                              $    787,718,890  $    559,427,974
                                                                                 ================  ================

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004

(UNAUDITED)

INTEREST INCOME                                                                                  $         744,414

EXPENSES:
   Administrative fees and expenses                                          $          18,687
   Legal fees                                                                            4,875
   Trustees' fees                                                                        5,850
   Other expenses                                                                        6,256
                                                                             -----------------

              TOTAL FEES AND EXPENSES                                                   35,668

Expense Reimbursement (Note 7)                                                         (35,668)
                                                                             -----------------

              TOTAL EXPENSES - NET                                                                               -
                                                                                                 -----------------

              NET INVESTMENT INCOME                                                                        744,414

              NET CHANGE IN UNREALIZED DEPRECIATION
                 OF INVESTMENTS                                                                        (85,167,286)
                                                                                                 -----------------

              NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     (84,422,872)
                                                                                                 =================

   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 AND
YEAR ENDED DECEMBER 31, 2003

(UNAUDITED)

                                                                              SIX MONTHS
                                                                                ENDED           Year ended
                                                                               JUNE 30,        December 31,
                                                                                2004               2003
                                                                           ---------------   ----------------
OPERATIONS:

   Net investment income                                                   $       744,414   $      2,733,617
   Net change in unrealized depreciation of investments                        (85,167,286)       218,776,162
                                                                           ---------------   ----------------
              NET (DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS            (84,422,872)       221,509,779
                                                                           ---------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (744,414)        (2,733,617)
   Return of capital                                                           (30,792,944)       (60,341,100)
                                                                           ---------------   ----------------

              TOTAL DISTRIBUTIONS                                              (31,537,358)       (63,074,717)
                                                                           ---------------   ----------------

              TOTAL (DECREASE) INCREASE IN NET ASSETS FOR  THE PERIOD         (115,960,230)       158,435,062
                                                                           ---------------   ----------------

              NET ASSETS, BEGINNING OF PERIOD                                  675,400,091        516,965,029
                                                                           ---------------   ----------------

              NET ASSETS, END OF PERIOD                                    $   559,439,861   $    675,400,091
                                                                           ---------------   ----------------


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST I

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 1. ORGANIZATION

Equities Securities Trust I ("Trust") was established on April 11, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Cablevision NY Group Class A Common Stock ("Cablevision") from existing stockholders (the "Sellers") of the Cablevision. Each Equity Trust Security represents between 0.8197 and 1.00 shares of Cablevision or cash equal to the value of those shares. The number of shares, or amount of cash, will vary, depending on the average market price of Cablevision over the twenty business days before the Exchange Date. The common stock, or its cash equivalent, is deliverable pursuant to the contract on November 5, 2004 (the "Exchange Date") but may be extended by the Sellers to any date through February 15, 2005 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

Valuation of investments: The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contract existed, and the difference could be material.

Investment transactions: Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITY SECURITIES TRUST I

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 3. DISTRIBUTIONS

The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $2.3433 per annum or $0.585825 per quarter (except for the first distribution on February 15, 2002 which was $0.727352). The U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the six months ended June 30, 2004, the total distribution to shareholders was $31,537,358. The distribution includes return of capital and net investment income of $30,792,944 and $744,414, respectively.

NOTE 4. PURCHASES, SALES AND MATURITIES OF INVESTMENTS

Maturities of U.S. Treasury Strips for the six months ended June 30, 2004 totaled $31,540,000. There were no sales or purchases of U.S. Treasury Strips or forward purchase contracts during the six months ended June 30, 2004.

NOTE 5. TRUSTEES FEES

Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

NOTE 6. INCOME TAXES

The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 2004, net unrealized depreciation of investments, based on cost for Federal income tax purposes of $787,718,890, aggregated $228,290,916, consisting of gross unrealized appreciation and depreciation of investments of $152,930, and $228,443,846, respectively.

NOTE 7. EXPENSES

The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

NOTE 8. FORWARD PURCHASE CONTRACT

The Trust has acquired and holds forward purchase contracts with existing shareholders of Cablevision and paid them $756,444,260 in connection therewith. Pursuant to such contracts, on the Exchange Date the Sellers are obligated to deliver to the Trust a number of shares of Cablevision or, at the Sellers' option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares

EQUITY SECURITIES TRUST I

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market price of Cablevision over the twenty business days before the Exchange Date (the "Average Market Price). The Exchange Rate will be 1 if the Average Market Price is $36.05 or less, will be .8197 if the Average Market Price is more than $43.981, and will be the rate that would result in the number of shares of Cablevision that would be equal to $36.05 if the Average Market Price is equal to or less than $43.981 but greater than $36.05. The forward purchase contracts are illiquid and cannot be sold by the Trust.

Offering expenses of $541,010 were paid by the sellers. This amount has been recorded as a reduction in the cost of the forward contract.

The Sellers obligations under the forward purchase contracts are collateralized by shares of Cablevision NY Group Class A Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 2004, the Custodian held 26,918,195 shares with an aggregate value of $528,942,532.

NOTE 9. CAPITAL SHARE TRANSACTIONS

During the offering period, the Trust sold 26,918,195 Equity Trust Securities to the public and received net proceeds of $940,747,898 ($970,400,930 less sales commissions and offering expenses of $29,653,038). As of June 30, 2004, there were 26,918,196 Equity Trust Securities issued and outstanding.

DECS TRUST IX

FINANCIAL HIGHLIGHTS

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                             FOR THE
                                                               SIX                                          For the
                                                              MONTHS       For the         For the         Period from
                                                              ENDED       Year Ended      Year Ended     October 23,2001
                                                              JUNE         December        December       (Commencement
                                                               30,            31,            31,         of Operations) to
                                                              2004           2003           2002         December 31  2001,
                                                           -----------    -----------    -----------     ------------------
Net asset value, beginning of period                       $     25.09    $     19.20    $     45.23      $          34.97*
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            .03            .10            .15                   .04
  Unrealized (loss)/gain on investments                          (3.17)          8.13         (23.69)                10.24
                                                           -----------    -----------    -----------      ----------------
       Net (decrease)/increase in net asset value                (3.14)          8.23         (23.54)                10.28

LESS: DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (.03)          (.10)          (.19)                    -
  Return of capital                                              (1,14)         (2.24)         (2.30)                    -
                                                           -----------    -----------    -----------      ----------------
       Total distributions                                       (1.17)         (2.34)         (2.49)                    -
                                                                                                                      (.02)
                                                           -----------    -----------    -----------      ----------------
       Ending net asset value                              $     20.78    $     25.09    $     19.20                 45.23
                                                           ===========    ===========    ===========      ================
       Ending market value **                              $     20.78    $     24.97    $     20.05                 44.50
                                                           ===========    ===========    ===========      ================
Total investment return (2)                                     (12.61)%        38.49%        (48.77)%               23.44%
Ratios/supplemental data
  Ratio of expenses to average net assets:
    Before reimbursement (1)                                       .01%           .02%           .01%                  .02%
    After reimbursement (1)                                        .00%           .00%           .00%                  .00%
  Ratio of net investment income to average net assets:
    Before reimbursement (1)                                       .23%           .45%           .58%                  .40%
    After reimbursement (1)                                        .24%           .47%           .59%                  .42%
Net assets, end of period (in thousands)                   $   559,440    $   675,400    $   519,965      $      1,217,392

(1) Annualized

(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.

* Net proceeds less selling commissions and offering expenses ($1.18 per share)

** Closing price on NYSE at end of period.

ITEM 2. CODE OF ETHICS

      Not applicable to this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to this report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

      Not applicable to this report.

ITEM 6. SCHEDULE OF INVESTMENTS

      See "SCHEDULE OF INVESTMENTS" in the Semiannual Report filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable. The registrant invests exclusively in non-voting securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable. Neither the registrant nor any "affiliated purchaser" has purchased any equity security of the registrant registered pursuant to section 12 of the Securities Exchange Act of 1934.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      Not applicable to this report.

ITEM 10. CONTROLS AND PROCEDURES

      (a) The registrant's managing trustee has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the 1940 Act (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

      (a)(2) Certification required by Rule 30a-2(a) under the 1940 Act.

      (b) Certification required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: September 9, 2004

                                        EQUITY SECURITIES TRUST I

                                        By:    /s/ Donald J. Puglisi
                                            ------------------------
                                        Name: Donald J. Puglisi
                                        Title: Managing Trustee

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated: September 9, 2004

                                        By:    /s/ Donald J. Puglisi
                                            ------------------------
                                        Name: Donald J. Puglisi
                                        Title: Managing Trustee

                                INDEX TO EXHIBITS

EXHIBIT NO.                                       DESCRIPTION
-----------                                       -----------
99.CERT                              Certification required by Rule 30a-2(a) under the 1940 Act.

99.CERT906                           Certification required by Rule 30a-2(b) under the 1940 Act.